Share Capital - Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period (in years)	10 years
Weighted average fair value of options granted (in USD per share)	$ 0.89	$ 1.87